Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares			Value
COMMON STOCKS: 62.1%
Airlines: 1.4%
40,000	Southwest Airlines Co.		$1,757,600

Construction & Engineering: 7.3%
86,623	Ameresco, Inc. - Class A [1]		4,858,684
28,000	IES Holdings, Inc. [1]		1,273,440
31,031	Jacobs Engineering Group, Inc.		3,132,890
			9,265,014
Consumer Finance: 1.8%
10,015	PayPal Holdings, Inc. [1]		2,346,615

Electrical Components & Equipment: 3.6%
6,000	AMETEK, Inc.		679,560
192,600	Vertiv Holdings Co.		3,875,112
			4,554,672
Electronic Equipment & Instruments: 2.9%
9,500	Zebra Technologies Corp. - Class A [1,2]		3,684,385

Electronic Manufacturing Services: 0.6%
12,000	Trimble, Inc. [1]		790,920

Health Care Equipment: 6.6%
71,236	Hologic, Inc. [1]		5,679,646
18,100	Zimmer Biomet Holdings, Inc. [2]		2,781,427
			8,461,073
Hotels, Resorts & Cruise Lines: 1.5%
19,000	Hilton Worldwide Holdings, Inc.		1,926,410

Industrial Gases: 1.4%
6,635	Air Products and Chemicals, Inc.		1,769,953

Integrated Telecommunication Services: 1.9%
184,000	Radius Global Infrastructure, Inc. - Class A [1]		2,392,000

Investment Banking & Brokerage: 4.2%
49,183	LPL Financial Holdings, Inc.		5,328,486

Life Sciences Tools & Services: 2.1%
14,750	IQVIA Holdings, Inc. [1]		2,622,550

Medical Equipment: 2.0%
5,072	Thermo Fisher Scientific, Inc.		2,585,198

Metal & Glass Containers: 3.2%
46,100	Ball Corp.		4,057,722

Railroads: 3.2%
20,000	Kansas City Southern		4,053,400

Regional Banks: 2.1%
89,392	Seacoast Banking Corporation of Florida [1]		2,721,986

Renewable Electricity: 3.7%
57,718	NextEra Energy Partners LP [2]		4,704,017

Semiconductors: 10.9%
28,276	Analog Devices, Inc.		4,165,903
34,493	Qorvo, Inc. [1,2]		5,894,164
22,312	Skyworks Solutions, Inc. [2]		3,776,306
			13,836,373
Special Purpose Acquisition Companies: 0.6%
75,000	CC Neuberger Principal Holdings I - Class A [1]		777,750

Specialty Chemicals: 0.7%
50,000	Livent Corp. [1]		911,000

Thrifts & Mortgage Finance: 0.4%
25,057	HMN Financial, Inc. [1]		449,022

TOTAL COMMON STOCKS
(Cost $58,243,084)			78,996,146

Principal
CORPORATE BONDS: 22.1%
Investment Banking & Brokerage: 1.5%
$2,000,000	Goldman Sachs Capital II
	4.000%, (3 Month LIBOR USD + 0.0768%), 3/1/2021 [3,4]		1,948,360

Oil & Gas Equipment & Services: 9.3%
22,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025 [2]		11,770,000

Oil & Gas Storage & Transportation: 6.5%
8,000,000	Hess Midstream Operations LP
	5.625%, 2/15/2026		8,285,720

Steel: 4.8%
6,000,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
	7.500%, 6/15/2025		6,146,250

TOTAL CORPORATE BONDS
(Cost $27,146,324)			28,150,330

CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 [2]		264,500
TOTAL CONVERTIBLE BONDS
(Cost $234,623)			264,500

Shares
CLOSED-END MUTUAL FUNDS: 2.3%
43,460	BlackRock Florida Municipal 2020 Term Trust Escrow [5]		0
199,700	BlackRock Municipal 2020 Term Trust Escrow [5]		0
226,499	Owl Rock Capital Corp.		2,921,837
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $2,788,769)			2,921,837

SHORT-TERM INVESTMENTS: 7.0%
Money Market Funds: 7.0%
8,961,493	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.010% [6]		8,961,493
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,961,493)			8,961,493

TOTAL MISCELLANEOUS SECURITIES: 2.2% [7]		Notional Value
(Cost $3,306,537)		$56,355,570	2,772,159

TOTAL INVESTMENTS IN SECURITIES: 95.9%
(Cost $100,680,830)			122,066,465
Other Assets in Excess of Liabilities: 4.1%			5,221,282
TOTAL NET ASSETS: 100.0%			$127,287,747

LIBOR - London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on January 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Not a readily marketable security.
[6]	Annualized seven-day effective yield as of January 31, 2021.
[7]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Otter Creek Long/Short Opportunity Fund (the "Fund") has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at January 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 23.6% [1]
Apparel Retail: 1.1%
14,218	Boot Barn Holdings, Inc.	$813,838
18,000	Skechers U.S.A., Inc. - Class A	620,640
		1,434,478
Application Software: 2.3%
25,270	Guidewire Software, Inc.	2,899,480

Asset Management & Custody Banks: 1.2%
32,000	Focus Financial Partners, Inc. - Class A	1,522,560

Building Products: 1.7%
28,721	AAON, Inc.	2,125,354

Data Processing & Outsourced Services: 0.7%
4,000	Square, Inc. - Class A	863,840

Educational Services: 1.7%
25,647	Grand Canyon Education, Inc.	2,178,456

Electrical Components & Equipment: 1.4%
7,400	Rockwell Automation, Inc.	1,839,122

Environmental & Facilities Services: 0.5%
18,000	Rollins, Inc.	648,360

Household Products: 1.0%
6,400	The Clorox Co.	1,340,544

Internet Software & Services: 0.6%
657	Shopify, Inc. - Class A	721,774

Leisure Facilities: 1.5%
25,800	Planet Fitness, Inc. - Class A	1,857,600

Packaged Foods & Meats: 1.2%
16,906	McCormick & Company, Inc. [2]	1,513,763

Restaurants: 3.4%
945	Chipotle Mexican Grill, Inc.	1,398,600
38,411	Texas Roadhouse, Inc.	2,927,302
		4,325,902
Specialty Chemicals: 2.2%
25,304	International Flavors & Fragrances, Inc.	2,843,664

Specialty Stores: 1.5%
41,413	National Vision Holdings, Inc.	1,920,321

Technology Hardware, Storage & Peripherals: 0.7%
9,100	Logitech International SA	954,772

Trading Companies & Distributors: 0.9%
7,100	SiteOne Landscape Supply, Inc.	1,119,528

TOTAL COMMON STOCKS
(Proceeds $26,866,805)		30,109,518

EXCHANGE TRADED FUNDS: 3.9% [1]
3,000	iShares Russell 2000 ETF	616,680
6,600	SPDR S&P 500 ETF Trust	2,442,462
14,480	Technology Select Sector SPDR Fund	1,866,906
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $4,696,766)		4,926,048

TOTAL SECURITIES SOLD SHORT: 27.5%
(Proceeds $31,563,571)		$35,035,566

Percentages are stated as a percent of net assets.
[1]	Non-income producing security.
[2]	Non-voting shares.

Summary of Fair Value Exposure at January 31, 2021 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of January 31, 2021. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3		Total
Investments in securities
Common Stocks	$78,996,146	$–	$–		$78,996,146
Corporate Bonds	–	28,150,330	–		28,150,330
Convertible Bonds	–	264,500	–		264,500
Closed-End Mutual Funds	2,921,837	–	0	[1]	2,921,837
Short-Term Investments	8,961,493	–	–		8,961,493
Miscellaneous Securities	106,200	2,665,959	–		2,772,159
Total Investments in Securities	$90,985,676	$31,080,789	–		$122,066,465
Securities sold short
Common Stocks	$30,109,518	$–	$–		$30,109,518
Exchange Traded Funds	4,926,048	–	–		4,926,048
Total Securities Sold Short	$35,035,566	$–	$–		$35,035,566

[1] BlackRock Florida Municipal 2020 Term Trust Escrow and BlackRock Municipal 2020 Term Trust Escrow, in Closed-End Mutual Funds on the Schedule of Investments, are level 3 securities.